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[LOGO]

THE
COMPETITIVE EDGE
"BEST IDEAS" PORTFOLIO
JULY 1998

(A Unit Investment Trust)

- FIXED PORTFOLIO
- CAPITAL APPRECIATION POTENTIAL
- GLOBAL DIVERSIFICATION
- EASY LIQUIDITY

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

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Summary of Essential Information
as of July 17, 1998

SIZE OF OFFERING
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
Aggregate Value of Securities....    $246,130.55
Number of Units..................         25,000

PRICE
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
Public Offering Price Per Unit
  (including sales charge).....          $9.9333
Minimum Purchase: $1,000
Public Offering Price Per 100
  Units (including sales
  charge)......................          $993.33

RECORD DATES
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December 1, 1998, June 1, 1999 and March 31, 2000

DISTRIBUTION DATES
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December 15, 1998, June 15, 1999 and on or about April 7, 2000

TERMINATION DATE
------------------------------------------------
March 31, 2000

SALES CHARGE
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The one-year sales charge is 2.90% of the Public Offering Price of which $20 per
100 Units is deferred. The one-year deferred sales charge generally is paid from the proceeds of securities sold each month commencing September 30, 1998 ($2.00 per 100 Units per month for 10 months). The additional six-month deferred sales charge of $10 per 100 units applies to any unitholder holding units on September 30, 1999. In such case, the total sales charge would be 3.9% (assuming a $10 per unit offering price). Volume discounts begin on orders of $25,000 or more.
------------------------------------------------

TRUSTEE                SPONSOR
The Bank of New York   Dean Witter Reynolds
101 Barclay Street     Inc.
New York, NY 10286     2 World Trade Center
                       New York, NY 10048

--------------------------

    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER & CO.
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INVEST IN THE 40 "BEST IDEAS" STOCKS IN TODAY'S GLOBAL
MARKET PLACE FOR AS LITTLE AS $1,000 ($250 FOR IRAS)

YOUR EDGE FOR GLOBAL INVESTING

The Morgan Stanley Dean Witter Competitive Edge "Best Ideas" Portfolio brings together the research, the expertise and the diversification needed to invest in today's global market place. This unit investment trust features a fixed Portfolio of professionally selected stocks, representing Morgan Stanley Dean Witter (MSDW) Global Equity Research group's July, 1998 Competitive Edge "Best Ideas" list of common stocks. With the purchase of the Competitive Edge unit trust, the investor has access to a portfolio that encompasses a world-class collection of companies--each of which is considered by MSDW to be a global leader within its industry.

FULLY LIQUID INVESTMENT

All or a portion of your units may be sold at any time. The price received will be based upon the then current market value of the securities in the portfolio (including deductions for any remaining deferred sales charge), which may be more or less than the original price paid.

AUTOMATIC DIVIDEND REINVESTMENT

Investors may elect to have distributions automatically reinvested in additional units of the portfolio, subject to any remaining deferred sales charge.

GLOBAL DIVERSIFICATION

The Competitive Edge "Best Ideas" Trust helps reduce risk by investing in a 40 stock portfolio. Although there are certain risks associated with investment in common stocks, the Trust helps reduce risk because an investment is divided among 40 stocks from various global industry groups. It would be difficult for the average investor in individual stocks to achieve a comparable level of diversification, without making a substantial capital commitment or incurring odd lot charges.

SUITABLE FOR RETIREMENT ACCOUNTS

This Trust may be an attractive investment vehicle for a self-directed IRA or self-employed retirement plan ("Keogh plan"). Unless held in an IRA or other tax-deferred vehicle, there may be current tax consequences associated with an investment in this type of unit investment trust. As a capital appreciation-oriented investment it may be a suitable complement to help increase the growth potential of an investor's overall portfolio.

SHORT-TERM LIFE

Unitholders may choose to hold their units for approximately one year. They may also choose to hold their units for approximately 18 months for an additional deferred sales charge of approximately 1.00% (total sales charge of approximately 3.90%). The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. Investors may, of course, sell or redeem their units at any time prior to the Trust's termination.

Although the Trust is an approximately one and one half-year investment, and many investors may choose to hold units for less time, the strategy is long-term. Investors should consider reinvesting in successive trusts--for example, for at least three to five years--to take advantage of the long-term strategy.

------------------------
FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND RISKS, CONTACT YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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RISKS

Investors should note that MSDW Global Equity Research currently reviews and updates its Competitive Edge Best Ideas list on a quarterly basis. The list is expected to change, and may substantially change, over the life of the Trust.

The portfolio of the Trust is an unmanaged, fixed portfolio. It is based on a longer term strategy, taking the July 1998 Competitive Edge Best Ideas list and holding these stocks for the life of the Trust. Regardless of any changes to the list, the identity and proportionate relationship of the Trust's securities is expected to remain the same as shown in "Schedule of Portfolio Securities". Therefore, the performance of the Trust will vary from the list, which is continually updated.

The Trust is not an appropriate investment for those seeking high current income or capital preservation. Investors must be able and willing to assume the risks associated with equity investing in a fixed portfolio of common stocks. Risks of investing in common stocks such as the Trust's securities include price volatility resulting from factors affecting particular common stock and the equity markets in general. Equity markets have been at historically high levels and no assurance can be given that these levels will continue.

In addition, the Portfolio will contain securities of non-U.S. issuers, which may involve risks that are different from those involved in holding securities of domestic issuers. These include currency risk, the risk of future political and economic developments, as well as price volatility. Read the prospectus for more complete risk information.

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SCHEDULE OF PORTFOLIO SECURITIES
THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO JULY 1998
ON DATE OF DEPOSIT, JULY 17, 1998

                                                                                     PROPORTIONATE   PERCENTAGE
                                                             COST OF                 RELATIONSHIP   OF AGGREGATE   PRICE PER
PORTFOLIO                                                  SECURITIES     NUMBER OF   BETWEEN NO.   MARKET VALUE    SHARE TO
   NO.     NAME OF COMMON STOCK ISSUER                      TO TRUST       SHARES      OF SHARES      OF TRUST       TRUST
---------  --------------------------------------------- ---------------  ---------  -------------  ------------  ------------
     1.    AES Corp.                                       $    6,288.00      128        2.26%          2.55%       $  49.1250
     2.    AXA-UAP                                              6,657.20       48        0.85           2.70          138.6916
     3.    American Express Co.                                 6,366.25       55        0.97           2.59          115.7500
     4.    American Home Products Corp.                         6,665.06      123        2.17           2.71           54.1875
     5.    The Bank of New York Company, Inc.                   6,589.94       97        1.71           2.68           67.9375
     6.    Bayerische Motorenwerke AG (BMW)                     6,542.40        6        0.11           2.66        1,090.4002
     7.    The Boeing Co.                                       6,458.06      129        2.28           2.62           50.0625
     8.    Chevron Corp.                                        6,293.75       76        1.34           2.56           82.8125
     9.    Cisco Systems, Inc.                                  6,583.50       66        1.17           2.67           99.7500
    10.    Citicorp                                             6,423.75       36        0.64           2.61          178.4375
    11.    Coca-Cola Enterprises, Inc.                          6,249.75      156        2.76           2.54           40.0625
    12.    Computer Associates International, Inc.              6,552.00      112        1.98           2.66           58.5000
    13.    Diageo PLC                                           6,213.51      498        8.80           2.52           12.4769
    14.    Dresser Industries, Inc.                             6,381.38      154        2.72           2.59           41.4375
    15.    E.I. Dupont de Nemours & Co.                         6,335.63       93        1.64           2.57           68.1250
    16.    Emerson Electric Company                             6,287.25      101        1.79           2.55           62.2500
    17.    FDX Corp.                                            6,414.13       97        1.71           2.61           66.1250
    18.    Fuji Photo Film Co. Ltd.                             6,415.78      170        3.01           2.61           37.7399
    19.    General Electric Co.                                 6,478.06       67        1.18           2.63           96.6875
    20.    HSBC Holdings                                        6,483.44      255        4.51           2.63           25.4253
    21.    Holderbank Financiere Glaris AG                      7,015.80        5        0.09           2.85        1,403.1594
    22.    Intel Corp.                                          6,234.38       75        1.33           2.53           83.1250
    23.    Eli Lilly and Co.                                    6,762.50      100        1.77           2.75           67.6250
    24.    MAN AG                                               2,450.04        6        0.11           1.00          408.3403
    25.    Medtronic, Inc.                                      6,287.81       95        1.68           2.55           66.1875
    26.    Michelin                                             6,754.95      105        1.86           2.74           64.3329
    27.    Microsoft Corp.                                      6,368.63       54        0.95           2.59          117.9375
    28.    Nestle S.A.                                          6,837.91        3        0.05           2.78        2,279.3044
    29.    News Corp. Ltd.                                      5,815.70      796       14.07           2.36            7.3062
    30.    Quintiles Transnational Corp.                        2,401.00       49        0.87           0.98           49.0000
    31.    Sandvik AB                                           2,444.75       89        1.57           0.99           27.4691
    32.    Schlumberger Ltd.                                    6,114.06       91        1.61           2.48           67.1875
    33.    Siebe PLC                                            6,292.39      329        5.82           2.56           19.1258
    34.    Skandia Forsakring                                   6,618.21      377        6.66           2.69           17.5549
    35.    Sony Corp.                                           6,497.78       69        1.22           2.64           94.1707
    36.    Time Warner Inc.                                     6,774.50       68        1.20           2.75           99.6250
    37.    TOTAL S.A.                                           6,499.46       52        0.92           2.64          124.9896
    38.    UBS                                                  6,411.79       15        0.27           2.61          427.4525
    39.    UPM-Kymmene OY                                       6,476.04      235        4.15           2.63           27.5576
    40.    Unilever PLC                                         6,394.01      577       10.20           2.60           11.0815
                                                         ---------------  ---------
                                                           $  246,130.55    5,657
                                                         ---------------  ---------
                                                         ---------------  ---------

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